NATURE AND CONTINUANCE OF OPERATIONS (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Details
Comprehensive income (loss)	$ 889,006	$ 708,803	$ 1,797,859
Accumulated deficit	15,445,791	$ 14,552,074
Working capital	$ 1,145,222
Reverse stock split description		one new share for every three old shares